CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)	1 Months Ended
	Jun. 30, 2011	Apr. 30, 2017	Apr. 30, 2016	Jan. 06, 2012	Dec. 31, 2011
Conversion price per share					$ 1.25
Convertible preferred stock, currently in default		$ 137,500	$ 137,500
Accrued interest payable		$ 350,539	$ 281,789
Convertible Preferred Stock [Member]
Share issued, Shares	360,000
Shares issued, Amount	$ 360,000
Conversion price per share				$ 0.10475
Preferred Stock dividend rate	25.00%
Preferred stock and accrued dividends converted into common stock, amount				$ 312,500
Preferred stock and accrued dividends converted into common stock				2,983,293
Warrant issued	360,000
Common stock exercise price per share	$ 0.60